Note 11 - Stockholders' Equity	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Notes to Financial Statements
Equity [Text Block]

11.         STOCKHOLDERS’ EQUITY

1. Preferred Stock

Within the limits and restrictions provided in the Company’s Certificate of Incorporation, the Board of Directors has the authority, without further action by the shareholders, to issue up to 5,000,000 shares of preferred stock, $.0001 par value per share, in one or more series, and to fix, as to any such series, any dividend rate, redemption price, preference on liquidation or dissolution, sinking fund terms, conversion rights, voting rights, and any other preference or special rights and qualifications.

2. Common Stock

Holders of common stock have equal rights to receive dividends when, as and if declared by the Board of Directors, out of funds legally available therefor. Holders of common stock have one vote for each share held of record and do not have cumulative voting rights.

Holders of common stock are entitled, upon liquidation of the Company, to share ratably in the net assets available for distribution, subject to the rights, if any, of holders of any preferred stock then outstanding. Shares of common stock are not redeemable and have no preemptive or similar rights. All outstanding shares of common stock are fully paid and nonassessable.

Issuances of Common Stock

During the three-month periods ended March 31, 2023, there have not been any shares of common stock issued to anyone outside the Company, except as noted below under Issuances to Directors, Executive Officers & Consultants.

On March 8, 2022, the Company issued 269,060 shares of common stock of which 89,687 shares were held back by the Company to secure certain indemnification obligations under the Swivel Secure stock purchase agreement. The shares of Company common stock were issued at a total cost of $600,004, priced at $2.23, based on the contractual 20 day volume-weighted average price of the Company’s common stock immediately prior to the payment date as reported on the Nasdaq Capital Market.

Issuances of Restricted Stock

Restricted stock consists of shares of common stock that are subject to restrictions on transfer and risk of forfeiture until the fulfillment of specified conditions. The fair value of nonvested shares is determined based on the market price of the Company’s common stock on the grant date. Restricted stock is expensed ratably over the term of the restriction period.

During the three-month periods ended March 31, 2023 and 2022, the Company issued 40,000 and 274,250 shares of restricted common stock to certain employees and the board, respectively. These shares vest in equal annual installments over a three-year period from the date of grant and had a fair value on the date of issuance of $31,200 and $589,638, respectively.

Restricted stock compensation for the three-month period ended March 31, 2023 and 2022 was $59,056 and $39,840, respectively.

Issuances to Directors, Executive Officers & Consultants

During the three-month periods ended March 31, 2023 and 2022 the Company issued 15,388 and 9,382 shares of common stock to its directors in lieu of payment of board and committee fees valued at $12,002 and $20,020, respectively.

Employees’ exercise options

During the three-month periods ended March 31, 2023 and 2022, no employee stock options were exercised.

3. Warrants

There were no warrants issued during the three-month periods ended March 31, 2023 and 2022.

NOTE P—EQUITY

1. Preferred Stock

Within the limits and restrictions provided in the Company’s Certificate of Incorporation, the Board of Directors has the authority, without further action by the shareholders, to issue up to 5,000,000 shares of preferred stock, $.0001 par value per share, in one or more series, and to fix, as to any such series, any dividend rate, redemption price, preference on liquidation or dissolution, sinking fund terms, conversion rights, voting rights, and any other preference or special rights and qualifications.

2. Common Stock

Holders of common stock have equal rights to receive dividends when, as and if declared by the Board of Directors, out of funds legally available therefor. Holders of common stock have one vote for each share held of record and do not have cumulative voting rights.

Holders of common stock are entitled, upon liquidation of the Company, to share ratably in the net assets available for distribution, subject to the rights, if any, of holders of any preferred stock then outstanding. Shares of common stock are not redeemable and have no preemptive or similar rights. All outstanding shares of common stock are fully paid and nonassessable.

On June 18, 2021, the stockholders approved the 2021 Employee Stock Purchase Plan (“ESPP”). Under the terms of this plan, 789,000 shares of common stock are reserved for issuance to employees and officers of the Company at 85% of the lower of the closing price of the common stock as reported on the Nasdaq Capital Market at the first day or the last day of the offering period. Eligible employees are granted an option to purchase shares under the plan funded by payroll deductions. The Board may suspend or terminate the plan at any time, otherwise the plan expires June 17, 2031.

Issuances of Common Stock

On December 22, 2022, the Company issued the Commitment Shares. See Note M – Convertible Note Payable for more information.

On March 8, 2022, the Company issued 269,060 shares of common stock of which 89,687 shares were held back by the Company to secure certain indemnification obligations under the Swivel Secure stock purchase agreement. The shares of Company common stock were issued at a total cost of $600,004, priced at $2.23, based on the contractual 20-day volume-weighted average price of the Company’s common stock immediately prior to the payment date as reported on the Nasdaq Capital Market.

On June 18, 2021, the stockholders approved the 2021 Employee Stock Purchase Plan. Under the terms of this plan, 789,000 shares of common stock are reserved for issuance to employees and officers of the Company at 85% of the lower of the closing price of the common stock as reported on the Nasdaq Capital Market at the first day or the last day of the offering period. Eligible employees are granted an option to purchase shares under the plan funded by payroll deductions. The Board may suspend or terminate the plan at any time, otherwise the plan expires June 17, 2031. During 2022 and 2021, 60,549, and 19,484 shares respectively were issued under the ESPP to employees, which resulted in a $18,787, and $10,680 non-cash compensation expense respectively for the Company.

Issuances of Restricted Stock

Restricted stock consists of shares of common stock that are subject to restrictions on transfer and risk of forfeiture until the fulfillment of specified conditions. The fair value of nonvested shares is determined based on the market price of the Company’s common stock on the grant date. Restricted stock is expensed ratably over the term of the restriction period.

The Company issued 278,000 shares of restricted common stock to certain employees of the Company and 10,500 of shares of restricted common stock were forfeited during fiscal year 2022. The Company issued 13,125 shares of restricted common stock to certain employees of the Company and 1,250 of shares of restricted common stock were forfeited during fiscal year 2021. These shares vest in equal annual installments over a three-year period from the date of grant.

Restricted stock compensation for the years ended December 31, 2022 and 2021 was $218,552 and $71,819, respectively.

Issuances to Directors, Executive Officers & Consultants

During the 2022 and 2021 years, the Company issued 39,636 and 7,828 shares of common stock respectively to its directors in lieu of payment of board fees, valued at $76,043 and $25,536 respectively.

3. Warrants

There were no warrants issued during 2021.

Warrants Issued with Convertible Note:

See Note M – Convertible Note Payable for the warrant issued with a convertible note in 2022.

Valuation Assumptions for Warrants:

The Company records the warrants at their fair value which is determined using the Black-Scholes valuation model on the date of the grant. The fair value of the warrant issued in 2022 was estimated with the following assumptions:

	Years ended December 31,
	2022	2021
Weighted average risk-free interest rate	3.70%	-%
Weighted average exercise price	$3.00	$-
Weighted average exercise period	5	-
Weighted average Volatility of stock price	108.60%	-%

The volatility for each issuance is determined based on the review of the experience of the weighted average of historical daily price changes of the Company’s common stock over the expected exercise period. The risk-free rate is based on the U.S. Treasury yield curve in effect at the time of grant for periods corresponding with the years to maturity.

A summary of warrant activity is as follows:

	Total Warrants	Weighted average exercise price	Weighted average remaining life (in years)	Aggregate intrinsic value

Outstanding, as of December 31, 2020	4,689,387	$6.04	4.48	—
Granted	—	—
Exercised	—	—
Forfeited	—	—
Expired	—	—
Outstanding, as of December 31, 2021	4,689,387	6.04	3.48	—
Granted	200,000	3.00
Exercised	—	—
Forfeited	—	—
Expired	(17,362)	28.80
Outstanding, as of December 31, 2022	4,872,025	$5.83	2.59	—

The aggregate intrinsic value in the table above represents the total intrinsic value, based on the Company’s closing stock price of $0.59, $2.21, and $3.52 as of December 31, 2022, 2021 and 2020, respectively, which would have been received by the warrant holders had all warrant holders exercised their options as of that date. There were no in-the-money warrants exercisable as of December 31, 2022, 2021 and 2020.